Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, par or stated value Per Share	$ 1	$ 1
Stock incentive units	1,893,495
Vesting period of options granted	3 years
Maximum expiry period of options granted from the grant date	10 years
Lapsing period of restrictions related to restricted stock issued	Three- to five-year
Total pretax intrinsic value of options exercised	$ 30.1	$ 14.9	$ 10.4
Closing stock price	$ 40.18
Total number of in-the-money options exercisable	1,986,114
Weighted-average exercise price of in-the-money options exercisable	$ 24.36
Outstanding options were exercisable		$ 2,831,883
Weighted-average exercise price		$ 21.85
Stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	2.9	2.4	2.4
Weighted-average period of recognition	1 year 2 months 12 days	1 year	1 year 1 month 6 days
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	11.6	6.5	6.2
Weighted-average period of recognition	2 years 1 month 6 days	2 years	1 year 7 months 6 days
Total fair value of shares vested	14.9	6.2	3.0
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	3.5	4.7	5.0
Weighted-average period of recognition	1 year 2 months 12 days	2 years	2 years
Total fair value of shares vested	$ 17.5	$ 4.7	$ 3.2
Series A junior participating preferred stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	150,000
Series B junior participating preferred stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, shares authorized	500,000